Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Consolidated Profit or Loss	The major components of income tax expense for the years ended December 31, 2023, 2022 and 2021 are as follows:
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Current income tax:
Current income tax charge	6	149	1,783
Over provision in prior years	—	—	(1,899)
Deferred tax	—	6,319	1,151
Income tax expense reported in profit or loss	6	6,468	1,035

Schedule of Reconciliation of Tax Expense	Reconciliation of tax expense and the accounting profit multiplied by China’s domestic tax rate of 25% for 2023, 2022 and 2021:
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Accounting loss before tax	(65,799)	(890,439)	(58,582)
At China’s statutory income tax rate	(16,450)	(222,609)	(14,645)
Effect of lower tax rate (Note)	11,250	58,444	16,922
Loss attributable to a joint venture	—	—	123
Non-deductible expenses for tax purposes	1,212	3,260	824
Super deductions	(663)	(1,321)	(2,406)
Adjustments in respect of current tax of previous periods	6	149	(1,899)
Unrecognised tax losses	4,651	168,545	2,116
At the effective income tax rate of 0% (2022:-1%;2021: -2%)	6	6,468	1,035
Income tax expense reported in profit or loss	6	6,468	1,035

Schedule of Deferred Tax
	January 1, 2022	Credited/ (charged) to profit or loss	December 31, 2022
	RMB’000	RMB’000	RMB’000
Leases	156	(156)	—
Expected credit losses on debt financial assets	5,068	(5,068)	—
Trade payables, accrual and provisions	2,512	(2,512)	—
Fair value adjustment arising from business combinations	(1,417)	1,417	—
Total	6,319	(6,319)	—
	January 1, 2023	Credited/ (charged) to profit or loss	December 31, 2023
	RMB’000	RMB’000	RMB’000
Leases	—	—	—
Expected credit losses on debt financial assets	—	—	—
Trade payables, accrual and provisions	—	—	—
Fair value adjustment arising from business combinations	—	—	—
Total	—	—	—